Equity Instrument (Tables)	12 Months Ended
Dec. 31, 2020
Equity Instruments Abstract
Detail, by classification and type, of Equity instruments
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Classification
Financial assets held for trading	9,615	12,437	8,938
Non-trading financial assets mandatorily at fair value through profit or loss	3,234	3,350	3,260
Financial assets designated at fair value through other comprehensive income	2,783	2,863	2,671
	15,632	18,650	14,869
Type
Shares of Spanish companies	3,364	3,711	3,448
Shares of foreign companies	10,437	12,682	9,107
Shares of investment funds	1,831	2,257	2,314
	15,632	18,650	14,869

Schedule of changes in loss allowance and gross carrying amount
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2020	2019	2018
Balance at beginning of the year	2,863	2,671	3,169
Net additions (disposals)	837	221	(324)
Valuation adjustment and other items	(917)	(29)	(174)
Balance at end of year	2,783	2,863	2,671